LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
Disclosure Of LOSS PER SHARE [Abstract]
Disclosure of earnings per share [text block]
10.	LOSS PER SHARE

	For the years ended December 31,
	2018	2017	2016
Loss attributable to holders of ordinary shares (RMB’000):	(418,674)	(88,026)	(321,802)

Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	4,493,036	3,339,487	2,761,998

Loss per share - basic (RMB)	(93.18)	(26.36)	(116.51)
Loss per share - diluted (RMB)	(93.18)	(26.36)	(116.51)

Warrants to purchase common stock are not included in the diluted loss per share calculations when their effect is antidilutive. For the year ended December 31, 2018, about 728,571 of potential common stock related to outstanding warrants and stock options were excluded from the calculation of diluted net loss per share as such shares are antidilutive when there is a loss. There were 178,571  shares for the years ended December 31, 2017 and 2016.

The 2015 weighted average shares used to compute basic and diluted EPS were retroactively restated to reflect the 8:1 reverse split made in June 28, 2016.